SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT

15. SUBSEQUENT EVENT

Alta Mesa Contribution Agreement. On August 16, 2017, we entered into a Contribution Agreement (the “Contribution Agreement”) with Silver Run Acquisition Corporation II, a Delaware corporation (“SRII”), High Mesa Holdings, LP, a Delaware limited partnership (the “AM Contributor”), High Mesa Holdings GP, LLC, a Texas limited liability company, our General Partner and solely for certain provisions therein, the equity owners of AM Contributor. Pursuant to the Contribution Agreement, SRII will acquire from the AM Contributor (i) all of its limited partner interest in the Company and (ii) 100% of the economic interests and 90% of the voting interests in our General Partner. In return, the AM Contributor will receive: (i) 220,000,000 common units as adjusted of SRII Opco, LP, a Delaware limited partnership and wholly owned subsidiary of SRII; (ii) $400 million in cash, which shall be contributed to us; and (iii) up to $800 million in earn-out consideration in the form of common units of SRII Opco, LP (the “Earn-out Consideration”). The Earn-out Consideration will be paid as set forth below if the 20-day volume-weighted average price (“VWAP”) of the Class A Common Stock of SRII (the “Class A Common Stock”) equals or exceeds the following prices:

20-Day VWAP	Earn-Out Consideration
$14.00	10,714,285 Common Units
$16.00	9,375,000 Common Units
$18.00	13,888,889 Common Units
$20.00	12,500,000 Common Units

Additionally, the AM Contributor will purchase non-economic capital stock of SRII, dedicated as Class C Common Stock (“Class C Common Stock”). The common units of SRII Opco, LP and corresponding Class C Common Stock are redeemable for Class A Common Stock beginning 180 days after the closing.

The Contribution Agreement contains customary representations and warranties and pre-closing covenants, with the representations and warranties not survive the closing. Additionally, we have agreed to transfer to the AM Contributor prior to closing all assets and liabilities related to the non-STACK assets. The closing of the Contribution Agreement is subject to (i) the approval of the SRII stockholders, (ii) the simultaneous closing of the contribution agreement by and among SRII, KFM Holdco, LLC, Kingfisher Midstream, LLC, a Delaware limited liability company (“Kingfisher”) and the equity owners party thereto pursuant to which SRII will acquire 100% of the outstanding membership interests in Kingfisher, (iii) a SRII Opco, LP leverage ratio of less than 1.5x, (iv) certain regulatory approvals and (v) the satisfaction or waiver of other customary closing conditions. The Contribution Agreement also contains certain customary termination rights, including if the transaction is not consummated by February 28, 2018.

Sixth Amended and Restated Agreement of Limited Partnership. On August 16, 2017, our General Partner, the AM Contributor and Riverstone VI Alta Mesa Holdings, L.P., a Delaware limited partnership (the “RS Contributor”) entered into a Sixth Amended and Restated Agreement of Limited Partnership (the “Amended Partnership Agreement”). The Amended Partnership Agreement reflects, among other things, certain changes in the ownership of the Company, and provides for certain preemptive rights, tag-along rights, and drag-along rights for the limited partners. In connection with Amended Partnership Agreement, the existing limited partners of the Company transferred their interests in the Company to the AM Contributor. The Amended Partnership Agreement also reflects the admission of the RS Contributor and the AM Contributor to the Company as limited partners, and provides for certain distribution rights for the Class A and Class B Limited Partners (as defined therein) with respect to the STACK and non-STACK assets.

The RS Contributor was admitted as a limited partner in connection with its $200 million capital contribution to us on August 17, 2017, in exchange for limited partner interests in Alta Mesa. We used all of the capital contribution to pay down our senior secured revolving credit facility.

Fifth Amended and Restated Limited Liability Company Agreement. On August 16, 2017, the owners of our General Partner entered into a Fifth Amended and Restated Limited Liability Company Agreement, which was amended to, among other things, show certain changes in the ownership of our General Partner and reflect that the holders of Class A Units (as defined therein) are entitled to 100% of the economic rights with respect to our General Partner and the holders of Class B Units (as defined therein) are entitled to 100% of the voting rights with respect to our General Partner.